Parent Company Only Condensed Financial Information (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012
Parent Company Only Condensed Financial Information [Abstract]
Number of joint ventures	3
Total original investment into joint ventures	$ 1,275	$ 1,139
Incentive payment recognized as income	$ 102